Other assets - Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 110,736	¥ 112,797
Accumulated Impairment, Beginning of year		(93,537)	(93,537)
Net carrying amount, Beginning of year		17,199	19,260
Acquisition, Changes during year		151,011
Impairment, Changes during year	[1]	(35)
Other, Changes during year	[2]	4,317	(2,061)
Gross carrying amount, End of year		266,064	110,736
Accumulated Impairment, End of year		(93,572)	(93,537)
Net carrying amount, End of year		¥ 172,492	17,199
Goodwill Impairment Loss Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag		true
Investment Management [Member]
Goodwill [Line Items]
Acquisition, Changes during year	[3]	¥ 150,976
Other, Changes during year	[2],[3]	3,128
Gross carrying amount, End of year	[3]	154,104
Net carrying amount, End of year	[3]	154,104
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		110,318	112,379
Accumulated Impairment, Beginning of year		(93,537)	(93,537)
Net carrying amount, Beginning of year		16,781	18,842
Other, Changes during year	[2]	1,189	(2,061)
Gross carrying amount, End of year		111,507	110,318
Accumulated Impairment, End of year		(93,537)	(93,537)
Net carrying amount, End of year		17,970	16,781
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		418	418
Net carrying amount, Beginning of year		418	418
Acquisition, Changes during year		35
Impairment, Changes during year	[1]	(35)
Gross carrying amount, End of year		453	418
Accumulated Impairment, End of year		(35)
Net carrying amount, End of year		¥ 418	¥ 418

[1]	The impairment recognized during the current period was not a significant amount.
[2]	Includes currency translation adjustments.
[3]	Nomura recognized goodwill in December 2025 as a result of the Macquarie Acquisition. See Note 10 “Business Combinations” for further information.